Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 369	¥ 10,572
Amortization expenses	7,400	¥ 6,400	¥ 15,400
Estimated amortization expenses
2022	8,200
2023	7,100
2024	4,300
2025	2,000
2026	800
Licensed Copyrights of Reading Content
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets	¥ 400